INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue
Royalties	$ 1,247,567	$ 1,995,584	$ 2,023,548
Right of use licence	32,903,458
Revenues from contracts with customers	419,446,439	328,455,588	206,697,620
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 385,295,414	$ 326,460,004	$ 204,674,072